Computer Software	12 Months Ended
Dec. 31, 2015
Research and Development [Abstract]
Computer Software
Computer Software

Computer software as of December 31, 2015 and 2014 consists of the following (in millions):

	2015	2014
Software from business acquisitions	$1,188.8	$519.2
Capitalized software development costs	984.7	953.1
Purchased software	126.0	120.3
Computer software	2,299.5	1,592.6
Accumulated amortization	(715.9)	(699.2)
Computer software, net of accumulated amortization	$1,583.6	$893.4

Amortization expense for computer software was $228.6 million, $209.7 million and $195.8 million for the years ended December 31, 2015, 2014 and 2013, respectively.